LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Leases
Weighted average remaining lease term	12 months		12 months		12 months
Rent	$ 64,081	$ 61,005	$ 189,164	$ 194,653	$ 260,271	$ 275,785
Operating lease cost	$ 64,081	$ 61,005	$ 189,164	$ 194,653	$ 260,271	$ 275,785